Subsequent Events - 10K (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2023	Dec. 29, 2023	Oct. 20, 2023	Sep. 29, 2023	Aug. 01, 2023	Jul. 27, 2023	Jun. 22, 2023	Apr. 19, 2023	Mar. 07, 2023	Jun. 04, 2021
Subsequent Event [Line Items]
Lease abatement	$ 4,318
Deferred rent	$ 4,500
Rent deferral, payment period	5 years
Interest rate										1.07%
Secured Debt [Member]
Subsequent Event [Line Items]
Face amount						$ 5,000		$ 11,500
Interest rate						12.00%		12.00%
Line of Credit [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity									$ 35,000
Interest rate									15.00%
Line of Credit [Member] | Term Loan Facility, Tranche 2
Subsequent Event [Line Items]
Interest rate				15.00%
Additional borrowing capacity		$ 5,000	$ 5,000	$ 1,500		$ 1,000			$ 12,500
Subsequent Event | Line of Credit [Member] | Term Loan Facility, Tranche 2
Subsequent Event [Line Items]
Interest rate						15.00%
Additional borrowing capacity						$ 1
Subsequent Event | Line of Credit [Member] | Term Loan Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity						$ 5,000
Interest rate						12.00%
Bridge financing | Subsequent Event
Subsequent Event [Line Items]
Face amount	$ 1,900				$ 1,380		$ 18,000